Information about Non Consolidated VIEs (Detail) In Millions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Liquidating Customer Assets USD ($)		Mar. 31, 2011 Liquidating Customer Assets JPY (¥)		Mar. 31, 2010 Liquidating Customer Assets JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers USD ($)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2010 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business USD ($)		Mar. 31, 2010 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2011 Corporate Rehabilitation Support Business USD ($)		Mar. 31, 2010 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2011 Investment in securities USD ($)		Mar. 31, 2011 Investment in securities JPY (¥)		Mar. 31, 2010 Investment in securities JPY (¥)		Mar. 31, 2011 Securitizing Financial Assets USD ($)		Mar. 31, 2010 Securitizing Financial Assets JPY (¥)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties USD ($)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2010 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2011 Other USD ($)		Mar. 31, 2011 Other JPY (¥)		Mar. 31, 2010 Other JPY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 59,155		¥ 4,918,774		¥ 703,457	[1]	$ 802		¥ 66,710		¥ 80,585	[1]	$ 13,111		¥ 1,090,147		¥ 622,872	[1]	$ 0		¥ 0	[1]	$ 0		¥ 0	[1]	$ 13,747		¥ 1,143,069		¥ 0	[1]	$ 0		¥ 0	[1]	$ 30,487		¥ 2,535,037		¥ 0	[1]	$ 1,008		¥ 83,811		¥ 0	[1]
Specified bonds and non-recourse loans	2,167		180,150		19,863	[1]	13		1,073		2,540	[1]	2,097		174,380		17,323	[1]	0		0	[1]	0		0	[1]	0		0		0	[1]	0		0	[1]	48		4,000		0	[1]	9		697		0	[1]
Investments	1,333		110,803		51,933	[1]	84		6,979		10,075	[1]	635		52,850		41,858	[1]	0		0	[1]	0		0	[1]	269		22,349		0	[1]	0		0	[1]	307		25,493		0	[1]	38		3,132		0	[1]
Maximum exposure to loss	$ 4,108	[2]	¥ 341,581	[2]	¥ 119,084	[1],[2]	$ 97	[2]	¥ 8,052	[2]	¥ 12,615	[1],[2]	$ 3,138	[2]	¥ 260,935	[2]	¥ 106,469	[1],[2]	$ 0	[2]	¥ 0	[1],[2]	$ 0	[2]	¥ 0	[1],[2]	$ 449	[2]	¥ 37,287	[2]	¥ 0	[1],[2]	$ 0	[2]	¥ 0	[1],[2]	$ 378	[2]	¥ 31,478	[2]	¥ 0	[1],[2]	$ 46	[2]	¥ 3,829	[2]	¥ 0	[1],[2]

[1]	Until March 31, 2010, the Company and its subsidiaries had made disclosures according to ASC810-10 before amendment.
[2]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.